Subsequent Event - Acquisition Of Barges And Pushboats From Florida Marine	6 Months Ended
Jun. 30, 2011
Subsequent Event - Acquisition Of Barges And Pushboats From Florida Marine
Subsequent Event - Acquisition Of Barges And Pushboats From Florida Marine

13. Subsequent Event – Acquisition of Barges and Pushboats from Florida Marine

In the third quarter of 2011, we expect to complete a transaction to acquire, for $141 million, the black oil transportation fleet of Florida Marine Transporters, Inc. and its affiliates (FMT). The fleet consists of 30 barges (7 of which will be sub-leased under similar terms of an existing FMT lease) and 14 push/tow boats which transport heavy refined products, principally serving refineries and storage terminals along the Gulf Coast, Intracoastal Canal and western river systems of the United States. We expect to fund that acquisition with the proceeds of a public offering of our common units. On July 20, 2011, we issued 7,350,000 Class A Common Units, and received $185 million in proceeds, net of underwriting discounts. The remaining net proceeds of the offering were used for other purposes, including the repayment of borrowings outstanding under our credit facility.